Retirement benefits - Disclosure of actuarial valuation of schemes (Details) - UK - Pension defined benefit plans - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of key financial assumptions | Barclays Bank Section
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.46%
Inflation rate (RPI)	2.92%
Actuarial assumption of key financial assumptions | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		5.44%
Inflation rate (RPI)		3.32%
Life expectancy at 60 for current pensioners, males | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 7 months 6 days	26 years 6 months
Life expectancy at 60 for current pensioners, females | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 3 months 18 days	29 years 4 months 24 days
Life expectancy at 40 for future pensioners at 40 years, males | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	28 years	28 years
Life expectancy at 40 for future pensioners at 40 years, females | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	30 years 7 months 6 days	30 years 9 months 18 days
0.5% change in discount rate per annum | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
(Decrease)/Increase in defined benefit obligation	£ (0.9)	£ (1.0)
(Decrease)/Increase in defined benefit obligation	£ 1.0	1.1
0.25% change in discount rate per annum | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
(Decrease)/Increase in defined benefit obligation	£ (0.4)	(0.5)
(Decrease)/Increase in defined benefit obligation	£ 0.5	0.5
0.5% change in RPI per annum | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
(Decrease)/Increase in defined benefit obligation	£ 0.7	0.7
(Decrease)/Increase in defined benefit obligation	£ (0.6)	(0.7)
0.25% change in RPI per annum | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
(Decrease)/Increase in defined benefit obligation	£ 0.3	0.3
(Decrease)/Increase in defined benefit obligation	(0.3)	(0.4)
Change in life expectancy by one year | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in defined benefit obligation	0.5	0.5
(Decrease)/Increase in defined benefit obligation	£ (0.5)	£ (0.5)
Increase in actuarial assumption, duration	1 year
Decrease in actuarial assumption, duration	1 year
Life Expectancy At 60 For Remaining Population Of The Membership | UKRF
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	60 years
Mortality assumption, percentage	60.00%
Life Expectancy At 60 For Remaining Population Of The Membership | UKRF | Low
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 4 months 24 days
Life Expectancy At 60 For Remaining Population Of The Membership | UKRF | High
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 3 months 18 days